Equity - Summary of Movements in Ordinary Share Capital (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 581,397	$ 549,326
Transactions with owners in their capacity as owners:
Ending balance	$ 559,746	$ 538,506
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares	648,696,070	583,949,612
Beginning balance	$ 1,163,153	$ 1,051,450
Transactions with owners in their capacity as owners:
Exercise of share options	147	$ 6,706
Transfer to employee share trust, shares		1,450,000
Share based compensation for services rendered, shares		1,187,168
Share based compensation for services rendered		$ 1,867
Transaction costs arising on share issue	28	$ (219)
Total contributions of equity during the period, shares		2,637,168
Total contributions of equity during the period	175	$ 8,354
Share options reserve transferred to equity on exercise of options	$ 164	$ 3,201
Ending balance, Shares	648,696,070	586,586,780
Ending balance	$ 1,163,492	$ 1,063,005